Earnings Per Share	3 Months Ended
Dec. 29, 2018
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Diluted earnings per share amounts are based upon the weighted average number of common and common equivalent shares outstanding during the period and are calculated using the treasury stock method for equity-based compensation awards (Awards). A reconciliation of the weighted average number of common and common equivalent shares outstanding and the number of Awards excluded from the diluted earnings per share calculation, as they were anti-dilutive, are as follows:

	Quarter Ended
	December 29, 2018	December 30, 2017
Shares (in millions):
Weighted average number of common and common equivalent shares outstanding (basic)	1,490	1,512
Weighted average dilutive impact of Awards	8	9
Weighted average number of common and common equivalent shares outstanding (diluted)	1,498	1,521
Awards excluded from diluted earnings per share	11	16